UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-102850

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

(Address of principal executive offices)

 (Zip code)

John E. Deysher

1414 Sixth Ave., Suite 900

New York, NY 10019

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pinnacle Value Fund

ALLIED HEALTHCARE PRODUCTS

Ticker Symbol:AHPI	Cusip Number:019222108
Record Date: 10/1/2007	Meeting Date: 11/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With

AMERICAN LOCKER GROUP

Ticker Symbol:ALGI	Cusip Number:027284108
Record Date: 10/26/2007	Meeting Date: 12/6/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Ratify auditor	For	Issuer	For	With

AMERITRANS CAPITAL

Ticker Symbol:AMTC	Cusip Number:03073H207
Record Date: 1/18/2008	Meeting Date: 3/18/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve investment advisory agreement	For	Issuer	For	With
2	Amend fundamental investment policies	For	Issuer	For	With
3	Amend fundamental investment policies-2	For	Issuer	For	With
4	Amend articles of incorporation	For	Issuer	For	With
5	Approve private stock offering	For	Issuer	For	With

AMERITRANS CAPITAL CORP.

Ticker Symbol:AMTC	Cusip Number:03073H207
Record Date: 3/25/2008	Meeting Date: 5/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Ratify auditor	For	Issuer	For	With

ARGANN, INC.

Ticker Symbol:AGX	Cusip Number:04019E109
Record Date: 5/2/2008	Meeting Date: 6/18/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Amend 2001 stock option plan	For	Issuer	For	With
3	Auditor ratification	For	Issuer	For	With

ARISTOTLE CORP.

Ticker Symbol:ARTL	Cusip Number:040448300
Record Date: 6/29/2007	Meeting Date: 8/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With

AVATAR HOLDINGS

Ticker Symbol:AVTR	Cusip Number:053494100
Record Date: 3/31/2008	Meeting Date: 5/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Ratify auditor	For	Issuer	For	With

CADUS CORP

Ticker Symbol:KDUS	Cusip Number:127639192
Record Date: 5/7/2008	Meeting Date: 6/19/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With

CENTER FINANCIAL CORP

Ticker Symbol:CLFC	Cusip Number:15148E192
Record Date: 3/31/2008	Meeting Date: 5/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Declassify Board	For	Issuer	For	With
3	Ratify auditor	For	Issuer	For	With

CONRAD IND.

Ticker Symbol:CNRD	Cusip Number:208305102
Record Date: 7/6/2007	Meeting Date: 8/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With

CORUS BANKSHARES

Ticker Symbol:CORS	Cusip Number:220873103
Record Date: 2/22/2008	Meeting Date: 4/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect directors	For	Issuer	For	With
2	Ratify auditors	For	Issuer	For	With
3	Amend articles of incorporation-1	For	Issuer	For	With
4	Amend articles of incorporation-2	For	Issuer	For	With
5	Amend articles of incorporation-3	For	Issuer	For	With

COSINE COMMUNICATIONS

Ticker Symbol:COSN	Cusip Number:221222607
Record Date: 3/20/2008	Meeting Date: 5/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With

DYNABAZAAR

Ticker Symbol:FAIM	Cusip Number:26779R104
Record Date: 6/19/2007	Meeting Date: 7/26/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	merger approval	For	Issuer	For	With
2	name change	For	Issuer	For	With
3	declassify board	For	Issuer	For	With

ELECTRO-SENSORS

Ticker Symbol:ELSE	Cusip Number:285233102
Record Date: 4/23/2008	Meeting Date: 4/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Set director number at 5	For	Issuer	For	With
3	Ratify auditors	For	Issuer	For	With

FARMER BROTHERS CO.

Ticker Symbol:FARM	Cusip Number:307675108
Record Date: 10/8/2007	Meeting Date: 12/6/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	Against	Issuer	For	Against
2	Ratify auditor	For	Issuer	For	With
3	Approve 2007 Omnibus plan	Against	Issuer	For	Against

HOOPER HOLMES

Ticker Symbol:HH	Cusip Number:439104100
Record Date: 4/9/2008	Meeting Date: 5/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Ratify auditor	For	Issuer	For	With
3	Approve 2008 Omnibus employee incentive plan	For	Issuer	For	With

MCCLATCHY CO.

Ticker Symbol:MNI	Cusip Number:579489105
Record Date: 3/18/2008	Meeting Date: 5/13/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Approve amended 2004 Stock Incentive Plan	Against	Issuer	For	Against
3	Approve ammended longterm incentive plan	Against	Issuer	For	Against
4	Approve amended CEO bonus plan	Against	Issuer	For	Against
5	Approve amended emplyee stock purchase plan	Against	Issuer	For	Against
6	Ratify auditors	For	Issuer	For	With

MEADE INSTRUMENTS

Ticker Symbol:MEAD	Cusip Number:583062104
Record Date: 5/21/2007	Meeting Date: 7/12/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	ratify auditors	For	Issuer	For	With

MONTPELIER RE

Ticker Symbol:MRH	Cusip Number:G62185106
Record Date: 3/31/2008	Meeting Date: 5/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Change bye-laws	For	Issuer	For	With
3	Ratify auditor	For	Issuer	For	With

MVC CAPITAL

Ticker Symbol:MVC	Cusip Number:553829102
Record Date: 2/24/2008	Meeting Date: 3/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With

NATIONAL PRESTO

Ticker Symbol:NPK	Cusip Number:637215104
Record Date: 10/1/2007	Meeting Date: 11/13/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With

NATIONAL PRESTO

Ticker Symbol:NPK	Cusip Number:637215194
Record Date: 3/20/2008	Meeting Date: 5/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With

NEW HORIZONS WORLDWIDE

Ticker Symbol:NEWH	Cusip Number:645526104
Record Date: 4/4/2008	Meeting Date: 5/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Amend certificate of incorporation	Against	Issuer	For	Against

NEW HORIZONS WORLDWIDE

Ticker Symbol:NEWH	Cusip Number:645526104
Record Date: 9/26/2007	Meeting Date: 11/6/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	amend cerificate of incorporation	For	Issuer	For	With
3	Declassify board of directors	For	Issuer	For	With
4	approve 2007 omnibus equity incentive plan	Against	Issuer	For	Against
5	ratify auditors	For	Issuer	For	With

NMS COMMUNICATIONS

Ticker Symbol:NMSS	Cusip Number:629248105
Record Date: 4/1/2008	Meeting Date: 5/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	Split	Issuer	For	With/Against
2	Ratify auditor	For	Issuer	For	With

NOVT CORP.

Ticker Symbol:NVTP	Cusip Number:67010C209
Record Date: 7/31/2007	Meeting Date: 9/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	merger approval	For	Issuer	For	With
3	Ratify auditors	For	Issuer	For	With

PEAK INTERNATIONAL

Ticker Symbol:PEAK	Cusip Number:G69586108
Record Date: 8/1/2007	Meeting Date: 9/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	set director number at 5	For	Issuer	For	With
1B	elect Christine Russell as director	Against	Issuer	For	Against
1C	authorize board to fill one vacant board seat	For	Issuer	For	With
2	authorize board to fix remuneration of directors	Against	Issuer	For	Against
3	ratify auditors	For	Issuer	For	With
4	authorize board to fix remuneration of auditors	For	Issuer	For	With

PEAK INTERNATIONAL

Ticker Symbol:PEAK	Cusip Number:G69586108
Record Date: 4/25/2008	Meeting Date: 5/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Amend bye-laws	For	Issuer	For	With
2	Approve merger	For	Issuer	For	With
3	Approve merger-2	For	Issuer	For	With

PIONEER HIGH INCOME TST- SER M

Ticker Symbol:N/A	Cusip Number:72369H205
Record Date: 6/20/2007	Meeting Date: 9/11/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With

QUANTA CAPITAL

Ticker Symbol:QNTA	Cusip Number:G7313F114
Record Date: 7/10/2007	Meeting Date: 8/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Amend certificate of designation	For	Issuer	For	With
2	approval of special meeting adjournment	For	Issuer	For	With

RECONDITIONED SYSTEMS

Ticker Symbol:RESY	Cusip Number:756240305
Record Date: 7/5/2007	Meeting Date: 8/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	Split	Issuer	For	With/Against

SAFETY INSURANCE

Ticker Symbol:SAFT	Cusip Number:78648T100
Record Date: 4/1/2008	Meeting Date: 5/16/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Ratify auditor	For	Issuer	For	With

SIELOX, INC.

Ticker Symbol:SLXN	Cusip Number:82620E107
Record Date: 6/20/2008	Meeting Date: 6/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors election	Split	Issuer	For	With/Against
2	Auditor selection	For	Issuer	For	With

STEIN MART

Ticker Symbol:SMRT	Cusip Number:868375108
Record Date: 4/11/2008	Meeting Date: 6/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Auditor ratification	For	Issuer	For	With

SYS

Ticker Symbol:SYS	Cusip Number:785070103
Record Date: 5/15/2008	Meeting Date: 6/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Merger approval	For	Issuer	For	With
2	Adjournment or postponement	For	Issuer	For	With

SYS

Ticker Symbol:SYS	Cusip Number:785070103
Record Date: 10/9/2007	Meeting Date: 12/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Ratify auditors	For	Issuer	For	With
3	Amend 2003 employee stock purchase plan	For	Issuer	For	With

USA REAL ESTATE

Ticker Symbol:USRE	Cusip Number:90328G308
Record Date: 10/11/2007	Meeting Date: 12/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With

WESCO FINANCIAL

Ticker Symbol:WSC	Cusip Number:950817106
Record Date: 3/14/2008	Meeting Date: 5/7/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With

WHX CORP.

Ticker Symbol:WXCP	Cusip Number:929248508
Record Date: 12/10/2008	Meeting Date: 1/31/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Amend certificate of incorporation	For	Issuer	For	With

ZAPATA CORP.

Ticker Symbol:ZAP	Cusip Number:989070602
Record Date: 4/18/2008	Meeting Date: 6/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Auditor ratification	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By John E. Deysher

* John E. Deysher

President

Date: July 15, 2008

*Print the name and title of each signing officer under his or her signature.